PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2011	2010

Security deposit for lease securitization borrowings	$7,935	$2,276
Prepaid interest expenses	341	1,009
Receivable from sale of business	—	264
Temporary advances to employees	798	388
Prepaid rent	1,124	667
Prepaid other taxes	264	2,441
Prepaid fuel charges	606	599
Prepaid insurance expenses	155	98
Other current assets	873	371
Total	$12,096	$8,113

Other current assets mainly include short-term advances made to third parties, such as petrol companies and insurance claim to customers.